Principal Accountant Fees and Services (Tables)	12 Months Ended
Dec. 31, 2022
Auditor's remuneration [abstract]
Summary of Principal Accountant Fees and Services

The following table sets forth, for each of the years indicated, the fees billed by the Company’s independent public accountants and the proportion of each of the fees out of the total amount billed by the accountants.

	2022	2021	2020
	(EUR’000)
Principal accountant fees and services
Audit fees	814	771	599
Tax fees	138	87	104
All other fees	—	13	22
Total principal accountant fees and services	952	871	725